Related party transactions (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Total associates and joint ventures	$ (3,014)	$ 128	$ 3,860
Total other related parties	(1,965)	(10,514)	(5,812)
Total parent company	0	24	9
Total Directors and Senior Management	(32,202)	(28,625)	(31,352)
Total amount related party transaction	(37,181)	(38,987)	(33,295)
Donations	(4,015)	(1,748)	(1,627)
Sociedad Rural Argentinas [Member]
Statement [Line Items]
Financial operations	2,375	2,266	7,269
Other Associates And Joints Ventures [Member]
Statement [Line Items]
Corporate services	800	636	514
Financial operations	(200)	36	397
Leases and or rights of use asset	(21)	(459)	100
IFISAs [Member]
Statement [Line Items]
Financial operations	0	24	9
Others Related Parties [Member]
Statement [Line Items]
Corporate services	157	155	115
Financial operations	(400)	(268)	(690)
Leases and or rights of use asset	(347)	(349)	(359)
Fees and remunerations	(1,251)	(1,498)	(1,894)
Legal services	(901)	(944)	(1,071)
Donations	(1,416)	(940)	(1,894)
Income from sales and services from agricultural business	25,117	1,349	2,221
Yad Levims [Member]
Statement [Line Items]
Financial operations	1,870	1,842	1,744
Directorss [Member]
Statement [Line Items]
Fee and remunerations	(31,304)	(27,009)	(30,587)
Senior Managements [Member]
Statement [Line Items]
Compensation of Directors and senior management	(898)	(1,616)	(765)
CAMSA And Subsidiaries [Member]
Statement [Line Items]
Management fee	(27,169)	(12,127)	(17,288)
Rundel Globals LTD [Member]
Statement [Line Items]
Financial operations	0		6,035
BHN Seguros Generales S.A. [Member]
Statement [Line Items]
Leases and or rights of use asset	2	0	(16)
Comparaencasa Ltd [Member]
Statement [Line Items]
Financial operations	(3,595)	(85)	2,910
BHN Vida S.A. [Member]
Statement [Line Items]
Leases and or rights of use asset	$ 0	$ 0	$ (45)